Provision for Landfill Closure - Summary of Changes in provisions of Landfill Closure (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances by Landfill [line items]
Additions	R$ 62,548	R$ 98,004
Reversal	(78,612)	(33,151)
Provision for Landfill Closure [member]
Balances by Landfill [line items]
Provision for landfill closure	113,532	101,620	R$ 83,071
Balance at beginning of the year	113,532	101,620	83,071
Additions	9,109	31,318	10,094
Effect of passage of time	8,653	(4,555)	8,455
Reversal	(18,939)	(4,685)
Amount used	(9,951)	(10,166)
Balance at end of the year	102,404	113,532	R$ 101,620
Provision for Landfill Closure [member] | Not later than one year [member]
Balances by Landfill [line items]
Provision for landfill closure	20,651	20,651
Balance at beginning of the year	20,651
Balance at end of the year	5,613	20,651
Provision for Landfill Closure [member] | Later than two years and not later than five years [member]
Balances by Landfill [line items]
Provision for landfill closure	31,911	31,911
Balance at beginning of the year	31,911
Balance at end of the year	26,371	31,911
Provision for Landfill Closure [member] | Later than five years [member]
Balances by Landfill [line items]
Provision for landfill closure	60,970	60,970
Balance at beginning of the year	60,970
Balance at end of the year	R$ 70,420	R$ 60,970